Shareholder Report, Holdings (Details) - C000251574	Jun. 30, 2025
FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.20%
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.00%
FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.40%
FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.70%
FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.60%
FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.40%
FR_00783V104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Digital Systems
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Infrastructure And Developer Tool Software
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Processors
Holdings [Line Items]
Percent of Net Asset Value	10.40%
U.S. Internet Retail
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Payments
Holdings [Line Items]
Percent of Net Asset Value	7.80%
U.S. Internet Media/Advertising
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Foundry
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Semiconductor Capital Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	30.50%